Financial Instruments (Details) - Schedule of financial assets, other than cash and short-term deposits - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial assets at amortized cost
Trade receivables	£ 19,467	£ 14,796
Contract assets	1,385	3,451
Lease deposits	8,545	5,124
Total	29,397	23,371
Current	20,852	18,247
Non-current	£ 8,545	£ 5,124